CONTRACT BALANCES AND REMAINING PERFORMANCE OBLIGATIONS - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Contract Liabilities, Current
Deferred revenues	$ 268	$ 135
Advances from customers	66	61
Total	334	196
Contract Liabilities, Long-Term
Deferred revenues	4,622	4,517
Total Contract Liabilities	$ 4,956	$ 4,713